May 12, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Attention:     Filings - Rule 497(j)

Re:  The Dreyfus Socially Responsible Growth Fund, Inc.
     CIK No. 0000890064
     1940 Act File No. 811-07044
     Registration Statement File No. 33-49014

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 29, 1998.

     Please address any comments or questions to the undersigned at (212) 922-6806.

                                        Very truly yours,



                                        Judy Nieves
                                        Paralegal